Change in Benefit Obligation Fair Value Plan Assets and Funded Status (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Funded status		$ (825)	$ (897)
Benefit Obligations
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year		(2,438)
Service cost		(165)	(26)
Past year service cost		85
Interest cost		(32)	(6)
Contributions by plan participants		67	12
Benefit payments		386	22
Benefit obligations of businesses acquired			(2,424)
Actuarial loss		(108)	(94)
Other		126	36
Exchange rate differences		80	66
Benefit obligation at end of year		(2,133)	(2,438)
Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at Beginning of year	[1]	1,541
Actual return on plan assets		25	10
Contributions by employer		119	22
Contributions by plan participants		67	12
Benefit payments		386	22
Plan assets of businesses acquired			1,562
Other		(10)	(1)
Exchange rate differences		(48)	(42)
Fair value of plan assets at end of year	[1]	$ 1,308	$ 1,541

[1]	As of January 1, 2015, Norman Data Defense Systems AG changed the pension fund to AXA collective funds. The disclosed asset allocation for December 31, 2014 corresponds to the asset allocation of the current pension fund as of January 1, 2015.